Third Quarter Report
May 31, 2023 (Unaudited)
Overseas SMA Completion Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Overseas SMA Completion Portfolio, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.9%
Issuer	Shares	Value ($)
Australia 4.5%
Northern Star Resources Ltd.	30,593	258,719
Canada 2.3%
Alimentation Couche-Tard, Inc.	2,674	129,475
China 2.9%
Guangdong Investment Ltd.	196,000	167,028
Finland 1.0%
UPM-Kymmene OYJ	1,929	57,989
France 3.4%
Eiffage SA	1,834	195,858
Germany 4.0%
Duerr AG	4,611	135,241
E.ON SE	7,717	93,555
Total		228,796
Greece 3.2%
Piraeus Financial Holdings SA(a)	63,073	186,503
Ireland 2.7%
Amarin Corp. PLC, ADR(a)	994	1,163
Bank of Ireland Group PLC	16,205	153,133
Total		154,296
Israel 4.1%
Bank Hapoalim BM	17,216	138,588
Bezeq Israeli Telecommunication Corp., Ltd.	75,261	94,108
Total		232,696
Japan 21.8%
Dai-ichi Life Holdings, Inc.	11,300	193,272
Daiwabo Holdings Co., Ltd.	12,400	229,474
ITOCHU Corp.	1,700	57,389
Kinden Corp.	7,600	99,224
Koito Manufacturing Co., Ltd.	5,700	106,858
MatsukiyoCocokara & Co.	4,600	246,235
Mebuki Financial Group, Inc.	41,000	96,316
Ship Healthcare Holdings, Inc.	7,600	129,159
Takuma Co., Ltd.	5,400	54,971
Common Stocks (continued)
Issuer	Shares	Value ($)
Tsuruha Holdings, Inc.	600	41,440
Total		1,254,338
Netherlands 4.8%
ASR Nederland NV	6,406	273,003
Norway 2.1%
Leroy Seafood Group ASA	27,108	121,443
Singapore 6.8%
BW LPG Ltd.	14,243	121,873
Venture Corp., Ltd.	23,900	268,133
Total		390,006
South Korea 2.1%
Hyundai Home Shopping Network Corp.	724	25,363
Youngone Corp.	2,818	95,450
Total		120,813
Spain 3.5%
Endesa SA	7,959	172,593
Tecnicas Reunidas SA(a)	3,002	26,662
Total		199,255
Sweden 0.8%
Samhallsbyggnadsbolaget i Norden AB	27,684	8,926
Stillfront Group AB(a)	21,117	38,683
Total		47,609
Taiwan 3.2%
Fubon Financial Holding Co., Ltd.	93,195	184,043
United Kingdom 15.6%
BT Group PLC	139,283	254,434
Crest Nicholson Holdings PLC	10,461	31,593
DCC PLC	4,403	252,307
John Wood Group PLC(a)	13,470	23,549
Just Group PLC	160,919	168,747
TP Icap Group PLC	88,300	166,409
Total		897,039
2	Overseas SMA Completion Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Overseas SMA Completion Portfolio, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 4.1%
Diversified Energy Co. PLC	186,759	197,703
Insmed, Inc.(a)	1,099	20,914
Quotient Ltd.(a)	41	2
Sage Therapeutics, Inc.(a)	362	17,919
Total		236,538
Total Common Stocks (Cost $5,360,786)		5,335,447

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	366,431	366,248
Total Money Market Funds (Cost $366,264)		366,248
Total Investments in Securities (Cost $5,727,050)		5,701,695
Other Assets & Liabilities, Net		39,986
Net Assets		$5,741,681

At May 31, 2023, securities and/or cash totaling $6,520 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	2	06/2023	USD	205,340	—	(3,375)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	223,418	1,650,870	(1,508,024)	(16)	366,248	(20)	6,145	366,431
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Overseas SMA Completion Portfolio | Third Quarter Report 2023	3

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3QT307_08_N01_(07/23)